FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 722	$ 837
Non-recourse borrowings	12,635	12,804
Financial liabilities	33	75
Shares classified as financial liability	4,644	4,153
Loans payable to Brookfield Infrastructure	102	26
Interest Expense:
Non-recourse borrowings	4,859	3,452
Class B Shares
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Exchangeable and class B shares		4,153
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	697	821
Non-recourse borrowings	781	1,203
Financial liabilities	32	60
Shares classified as financial liability	4,644
Loans payable to Brookfield Infrastructure	102	26
Interest Expense:
Non-recourse borrowings	900	662
Less than 1 year | Class B Shares
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Exchangeable and class B shares		4,153
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	5	5
Non-recourse borrowings	1,321	917
Financial liabilities	1	1
Shares classified as financial liability	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	834	588
1-2 years | Class B Shares
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Exchangeable and class B shares		0
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	13	4
Non-recourse borrowings	4,719	5,338
Financial liabilities	0	13
Shares classified as financial liability	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	1,852	1,214
2-5 years | Class B Shares
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Exchangeable and class B shares		0
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	7	7
Non-recourse borrowings	5,814	5,346
Financial liabilities	0	1
Shares classified as financial liability	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	$ 1,273	988
5+ years | Class B Shares
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Exchangeable and class B shares		$ 0